Note 10 - Related Party	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 10. RELATED PARTY

In December 2009, the Company engaged a law firm to provide legal services to the Company which employed as an associate a family member of the Company’s President and Chief Executive Officer.  Total fees paid to this firm were approximately $382,000, $313,000 and $13,000 in 2011, 2010 and 2009, respectively.  The amount due to the firm included in accounts payable was $0 and $35,000 as of December 31, 2011 and 2010, respectively.